LONG-TERM INVESTMENTS (Schedule of Cost method investment) (Details) (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Jan. 31, 2016	Jun. 30, 2010
Schedule of Investments [Line Items]
Impairment loss on cost method investments	$ 0	$ 0
Qingdao Jinshi Zhixing Investment Centre Co., Ltd [Member]
Schedule of Investments [Line Items]
Proceeds from Sale, Maturity and Collection of Investments	$ 22
Parent Company [Member] | Zhangshangtong [Member]
Schedule of Investments [Line Items]
Ownership percentage, cost method				20.00%
Parent Company [Member] | Qingdao Jinshi Zhixing Investment Centre Co., Ltd [Member]
Schedule of Investments [Line Items]
Ownership percentage, cost method			3.35%
Parent Company [Member] | Beijing Zhongjiao Huineng Information Technology Co., Ltd [Member]
Schedule of Investments [Line Items]
Ownership percentage, cost method			13.30%